UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     161

Form 13F Information Table Value Total:     $2,003,487
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name


           Column 1             Column 2     Column 3  Column 4       Column 5      Column 6    Column 7         Column 8
                                                                      SH/PUT/
        NAME OF ISSUER          TITLE OF                 VALUE        PRN AMT      INVESTMENT    OTHER      VOTING AUTHORITY
                                 CLASS        CUSIP    (x$1000)       PRN CALL     DISCRETION   MANAGERS  SOLE    SHARED    NONE
Agilent Technologies, Inc.         Com      00846U101    $13,041   390,800    SH      Sole               390,800
Agilent Technologies, Inc.         Com      00846U101     $4,248   127,300    SH      Sole                                127,300
Akamai Technologies                Com      00971T101    $27,955   557,100    SH      Sole               557,100
Akamai Technologies                Com      00971T101     $9,153   182,400    SH      Sole                                182,400
Altria Group, Inc.                 Com      02209S103     $9,066   371,700    SH      Sole               371,700
Altria Group, Inc.                 Com      02209S103     $3,343   137,000    SH      Sole                                137,000
Amazon.com, Inc.                   Com      023135106    $55,391   352,675    SH      Sole               352,675
Amazon.com, Inc.                   Com      023135106    $18,360   116,900    SH      Sole                                116,900
Ambev ADR                          ADR      20441W203    $11,941    94,950    SH      Sole                94,950
Ambev ADR                          ADR      20441W203     $5,604    44,562    SH      Sole                                 44,562
American Tower Corp                Com      029912201     $8,432   164,500    SH      Sole               164,500
American Tower Corp                Com      029912201     $3,337    65,100    SH      Sole                                 65,100
Amphenol Corp.                     Com      032095101    $12,846   262,200    SH      Sole               262,200
Amphenol Corp.                     Com      032095101     $3,557    72,600    SH      Sole                                 72,600
Apple Computer, Inc.               Com      037833100    $54,259   191,220    SH      Sole               191,220
Apple Computer, Inc.               Com      037833100    $17,649    62,200    SH      Sole                                 62,200
Avago Technologies Ltd.            Com      Y0486S104    $13,096   581,800    SH      Sole               581,800
Avago Technologies Ltd.            Com      Y0486S104     $4,501   199,970    SH      Sole                                199,970
BAIDU.COM                          ADR      056752108    $29,401   286,500    SH      Sole               286,500
BAIDU.COM                          ADR      056752108    $11,073   107,900    SH      Sole                                107,900
Banco Bradesco S.A. ADR            ADR      059460303     $6,649   326,100    SH      Sole               326,100
Banco Bradesco S.A. ADR            ADR      059460303     $1,760    86,300    SH      Sole                                 86,300
BanColombia SA ADR                 ADR      05968L102     $7,271   110,250    SH      Sole               110,250
BanColombia SA ADR                 ADR      05968L102     $2,019    30,600    SH      Sole                                 30,600
Bank of America Corporation        Com      060505104     $1,234    94,100    SH      Sole                94,100
Bank of America Corporation        Com      060505104     $1,573   120,000    SH      Sole                                120,000
Barclays iPath MSCI India
Index ETN (INP)                 Preferred   06739F291     $1,477    19,500    SH      Sole                19,500
Boeing Company                     Com      097023105    $26,193   393,650    SH      Sole               393,650
Boeing Company                     Com      097023105     $9,888   148,600    SH      Sole                                148,600
Bucyrus International, Inc.        Com      118759109    $12,698   183,100    SH      Sole               183,100
Bucyrus International, Inc.        Com      118759109     $4,203    60,600    SH      Sole                                 60,600
Canadian National Railway Co.
ADR                                Com      136375102     $4,693    73,300    SH      Sole                73,300
Canadian National Railway Co.
ADR                                Com      136375102     $4,680    73,100    SH      Sole                                 73,100
Caterpillar, Inc.                  Com      149123101    $22,951   291,700    SH      Sole               291,700
Caterpillar, Inc.                  Com      149123101     $8,678   110,300    SH      Sole                                110,300
Central European Distribution      Com      153435102     $5,982   268,000    SH      Sole               268,000
Central European Distribution      Com      153435102       $933    41,800    SH      Sole                                 41,800
Cia Siderurgica Nacional ADR       ADR      20440W105    $17,350   981,900    SH      Sole               981,900
Cia Siderurgica Nacional ADR       ADR      20440W105    $11,899   673,400    SH      Sole                                673,400
Cigna Corp.                        Com      125509109     $9,049   252,900    SH      Sole               252,900
Cigna Corp.                        Com      125509109     $3,181    88,900    SH      Sole                                 88,900
Cisco Systems                      Com      17275R102    $16,175   738,600    SH      Sole               738,600
Cisco Systems                      Com      17275R102     $5,438   248,300    SH      Sole                                248,300
Cliffs Natural Resources, Inc.     Com      18683K101    $15,175   237,400    SH      Sole               237,400
Cliffs Natural Resources, Inc.     Com      18683K101     $5,542    86,700    SH      Sole                                 86,700
Cognizant Technology Solutions     Com      192446102    $53,852   835,300    SH      Sole               835,300
Cognizant Technology Solutions     Com      192446102    $18,084   280,500    SH      Sole                                280,500
Continental Resources, Inc.        Com      212015101     $8,623   186,000    SH      Sole               186,000
Continental Resources, Inc.        Com      212015101     $2,337    50,400    SH      Sole                                 50,400
Cosan Limited                      Com      G25343107     $5,312   458,300    SH      Sole               458,300
Cosan Limited                      Com      G25343107     $1,450   125,100    SH      Sole                                125,100
Credicorp Limited                  Com      G2519Y108     $6,993    61,400    SH      Sole                61,400
Credicorp Limited                  Com      G2519Y108     $1,891    16,600    SH      Sole                                 16,600
CSX Corp.                          Com      126408103     $6,622   119,700    SH      Sole               119,700
CSX Corp.                          Com      126408103     $1,986    35,900    SH      Sole                                 35,900
Ctrip.com International - ADR      ADR      22943F100    $21,411   448,400    SH      Sole               448,400
Ctrip.com International - ADR      ADR      22943F100     $8,399   175,900    SH      Sole                                175,900
Cummins, Inc.                      Com      231021106    $38,406   424,000    SH      Sole               424,000
Cummins, Inc.                      Com      231021106    $11,893   131,300    SH      Sole                                131,300
Deere & Co.                        Com      244199105    $13,532   193,100    SH      Sole               193,100
Deere & Co.                        Com      244199105     $5,221    74,500    SH      Sole                                 74,500
E-House China Holdings Ltd.        ADR      26852W103     $4,297   227,700    SH      Sole               227,700
E-House China Holdings Ltd.        ADR      26852W103     $1,159    61,400    SH      Sole                                 61,400
EMC Corp.                          Com      268648102    $15,799   777,900    SH      Sole               777,900
EMC Corp.                          Com      268648102     $5,411   266,400    SH      Sole                                266,400
Expedia Inc                        Com      30212P105     $9,838   348,500    SH      Sole               348,500
Expedia Inc                        Com      30212P105     $3,910   138,500    SH      Sole                                138,500
Express Scripts, Inc.              Com      302182100    $12,380   254,200    SH      Sole               254,200
Express Scripts, Inc.              Com      302182100     $3,341    68,600    SH      Sole                                 68,600
F5 Networks, Inc.                  Com      315616102    $10,838   104,400    SH      Sole               104,400
F5 Networks, Inc.                  Com      315616102     $2,678    25,800    SH      Sole                                 25,800
Freeport-McMoRan Copper & Gold     Com      35671D857    $14,192   166,200    SH      Sole               166,200
Freeport-McMoRan Copper & Gold     Com      35671D857     $5,038    59,000    SH      Sole                                 59,000
General Mills                      Com      370334104    $24,295   664,900    SH      Sole               664,900
General Mills                      Com      370334104     $8,433   230,800    SH      Sole                                230,800
Goldcorp, Inc.                     Com      380956409     $6,898   158,500    SH      Sole               158,500
Goldcorp, Inc.                     Com      380956409    $22,078   507,300    SH      Sole                                507,300
Goldman Sachs Group, Inc.          Com      38141G104     $1,518    10,500    SH      Sole                10,500
Google, Inc.                       Com      38259P508    $14,840    28,225    SH      Sole                28,225
Google, Inc.                       Com      38259P508     $3,754     7,140    SH      Sole                                  7,140
Hasbro, Inc.                       Com      418056107    $16,206   364,100    SH      Sole               364,100
Hasbro, Inc.                       Com      418056107     $5,435   122,100    SH      Sole                                122,100
Icici Bank ADR                     ADR      45104G104    $34,222   686,500    SH      Sole               686,500
Icici Bank ADR                     ADR      45104G104    $17,846   358,000    SH      Sole                                358,000
Infosys Technologies ADR           ADR      456788108    $15,212   226,000    SH      Sole               226,000
Infosys Technologies ADR           ADR      456788108     $6,563    97,500    SH      Sole                                 97,500
Intuit                             Com      461202103    $32,165   734,200    SH      Sole               734,200
Intuit                             Com      461202103    $11,237   256,500    SH      Sole                                256,500
Itau Unibanco Holding SA ADR       ADR      465562106    $23,808   984,392    SH      Sole               984,392
Itau Unibanco Holding SA ADR       ADR      465562106    $10,943   452,450    SH      Sole                                452,450
Joy Global, Inc.                   Com      481165108    $30,842   438,600    SH      Sole               438,600
Joy Global, Inc.                   Com      481165108    $10,063   143,100    SH      Sole                                143,100
JP Morgan Chase & Co.              Com      46625H100     $2,155    56,600    SH      Sole                56,600
JP Morgan Chase & Co.              Com      46625H100     $1,302    34,200    SH      Sole                                 34,200
LAN Chile SA-Spon ADR              ADR      501723100     $5,599   190,200    SH      Sole               190,200
LAN Chile SA-Spon ADR              ADR      501723100     $1,463    49,700    SH      Sole                                 49,700
Life Technologies Corporation      Com      53217V109    $16,883   361,600    SH      Sole               361,600
Life Technologies Corporation      Com      53217V109     $6,224   133,300    SH      Sole                                133,300
McKesson Corporation               Com      58155Q103    $21,692   350,100    SH      Sole               350,100
McKesson Corporation               Com      58155Q103     $7,212   116,400    SH      Sole                                116,400
Mechel OAO ADR                     ADR      583840103    $14,230   571,500    SH      Sole               571,500
Mechel OAO ADR                     ADR      583840103     $6,240   250,600    SH      Sole                                250,600
Mobile Telesystems ADR             ADR      607409109    $16,162   761,300    SH      Sole               761,300
Mobile Telesystems ADR             ADR      607409109     $5,642   265,750    SH      Sole                                265,750
NetApp, Inc.                       Com      64110D104    $40,673   816,900    SH      Sole               816,900
NetApp, Inc.                       Com      64110D104    $13,194   265,000    SH      Sole                                265,000
Newmont Mining Corporation         Com      651639106    $15,445   245,900    SH      Sole               245,900
Newmont Mining Corporation         Com      651639106     $5,025    80,000    SH      Sole                                 80,000
Nike, Inc. Class B                 Com      654106103    $43,116   536,200    SH      Sole               536,200
Nike, Inc. Class B                 Com      654106103    $15,302   190,300    SH      Sole                                190,300
Oracle Corporation                 Com      68389X105    $11,578   431,200    SH      Sole               431,200
Oracle Corporation                 Com      68389X105     $3,976   148,100    SH      Sole                                148,100
O'Reilly Automotive, Inc.          Com      686091109     $8,895   167,200    SH      Sole               167,200
O'Reilly Automotive, Inc.          Com      686091109     $1,931    36,300    SH      Sole                                 36,300
Pepsico, Inc.                      Com      713448108    $38,326   576,850    SH      Sole               576,850
Pepsico, Inc.                      Com      713448108    $14,006   210,800    SH      Sole                                210,800
Petroleo Brasileiro ADR            ADR      71654V408    $17,279   476,400    SH      Sole               476,400
Petroleo Brasileiro ADR            ADR      71654V408     $5,934   163,600    SH      Sole                                163,600
Pioneer Natural Resources Co.      Com      723787107     $4,835    74,300    SH      Sole                74,300
Pioneer Natural Resources Co.      Com      723787107     $2,928    45,000    SH      Sole                                 45,000
PNC Financial Services Group       Com      693475105     $1,007    19,400    SH      Sole                19,400
PNC Financial Services Group       Com      693475105     $1,355    26,100    SH      Sole                                 26,100
Precision Castparts Corp.          Com      740189105    $45,871   360,200    SH      Sole               360,200
Precision Castparts Corp.          Com      740189105    $15,537   122,000    SH      Sole                                122,000
Procter & Gamble Co.               Com      742718109    $20,324   338,900    SH      Sole               338,900
Procter & Gamble Co.               Com      742718109     $6,885   114,800    SH      Sole                                114,800
Prudential Financial, Inc.         Com      744320102     $2,476    45,700    SH      Sole                45,700
Prudential Financial, Inc.         Com      744320102     $1,506    27,800    SH      Sole                                 27,800
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105     $6,599   136,800    SH      Sole               136,800
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105     $1,650    34,200    SH      Sole                                 34,200
Rockwell Collins, Inc.             Com      774341101    $11,266   193,400    SH      Sole               193,400
Rockwell Collins, Inc.             Com      774341101     $3,495    60,000    SH      Sole                                 60,000
Salesforce.com, Inc.               Com      79466L302    $51,909   464,300    SH      Sole               464,300
Salesforce.com, Inc.               Com      79466L302    $17,743   158,700    SH      Sole                                158,700
Schlumberger Ltd.                  Com      806857108    $23,133   374,200    SH      Sole               374,200
Schlumberger Ltd.                  Com      806857108     $7,962   128,800    SH      Sole                                128,800
SPDR Gold Shares                   Com      78463V107     $2,814    22,000    SH      Sole                22,000
Sterlite Industries India
Ltd. ADR                           ADR      859737207     $1,434    95,700    SH      Sole                                 95,700
Target                             Com      87612E106    $13,440   251,500    SH      Sole               251,500
Target                             Com      87612E106     $4,916    92,000    SH      Sole                                 92,000
Ternium SA ADR                     ADR      880890108     $8,336   255,300    SH      Sole               255,300
Ternium SA ADR                     ADR      880890108     $3,298   101,000    SH      Sole                                101,000
TJX Companies, Inc.                Com      872540109    $26,657   597,300    SH      Sole               597,300
TJX Companies, Inc.                Com      872540109     $7,980   178,800    SH      Sole                                178,800
Union Pacific Corp.                Com      907818108    $31,099   378,650    SH      Sole               378,650
Union Pacific Corp.                Com      907818108    $10,948   133,300    SH      Sole                                133,300
United Technologies Corp.          Com      913017109    $30,568   429,150    SH      Sole               429,150
United Technologies Corp.          Com      913017109    $11,247   157,900    SH      Sole                                157,900
Vale SA SP ADR                     ADR      91912E105    $25,247   807,400    SH      Sole               807,400
Vale SA SP ADR                     ADR      91912E105    $17,386   556,000    SH      Sole                                556,000
VanceInfo Technologies Inc.        ADR      921564100     $2,804    86,700    SH      Sole                86,700
VanceInfo Technologies Inc.        ADR      921564100       $757    23,400    SH      Sole                                 23,400
Vivo Participacoes SA ADR          ADR      92855S200       $299    11,000    SH      Sole                11,000
VMware, Inc.                       Com      928563402    $54,701   644,000    SH      Sole               644,000
VMware, Inc.                       Com      928563402    $18,619   219,200    SH      Sole                                219,200
Wells Fargo Company                Com      949746101    $13,093   521,000    SH      Sole               521,000
Wells Fargo Company                Com      949746101     $4,591   182,700    SH      Sole                                182,700
Windstream Corporation             Com      97381W104     $7,677   612,300    SH      Sole               612,300
Windstream Corporation             Com      97381W104     $3,062   244,200    SH      Sole                                244,200
Xilinx                             Com      983919101    $16,429   616,700    SH      Sole               616,700
Xilinx                             Com      983919101     $5,925   222,400    SH      Sole                                222,400